Capital Management - Summary of Company Capital (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Secured notes payable	$ 378,869	$ 299.9	$ 408,144	$ 309.9
Share capital	631,224		629,796
Share-based payments reserve	6,111		6,750
Deficit	(302,523)		(173,765)
Shareholder equity and other equity interest	$ 713,681		$ 870,925